Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

(4) Revenue

-Accounting Principles-

Revenue from contracts with customers

Revenue is recognized when the control over separable goods, services or research services is transferred to the customer, provided that a contract with enforceable rights and obligations exists and that collectability of consideration is probable. The Group assesses collectability based on a number of factors, including past transaction history with the customer and the customer’s creditworthiness.

Multi-element contracts

The Group regularly enters into arrangements for the R&D and subsequent manufacture of product candidates. Such arrangements may require the Group to deliver various rights, services and/or goods, including intellectual property rights, licenses, technology access fee, R&D services, and manufacturing services. The underlying terms of these arrangements generally provide for consideration to the Group in the form of non-refundable upfront fees, development and R&D or commercial performance milestone payments, royalty payments or profit sharing.

In arrangements involving more than one performance obligation, each required performance obligation is evaluated to determine whether it qualifies as a distinct performance obligation based on whether:

●	the customer can benefit from the good or service either on its own or together with other resources that are readily available and
●	the good or service is separately identifiable from other promises in the contract.

The consideration under the arrangement is then allocated to each separate distinct performance obligation based on its respective relative stand-alone selling price. The estimated selling price of each deliverable reflects the Group´s best estimate of what the selling price would be if the deliverable was regularly sold by the Group on a stand-alone basis or by using an adjusted market assessment approach if the selling price on a stand-alone basis is not available.

The consideration allocated to each distinct performance obligation is recognized as revenue when control of the related goods or services is transferred. For performance obligations satisfied over time, the Group usually uses an FTE input-based method to determine the percentage of completion. In rare instances, the Group enters into performance obligations of providing a service of standing ready to provide goods or services.

Consideration associated with at-risk substantive performance milestones is recognized as revenue when it is highly probable that a significant reversal of the cumulative revenue recognized will not occur.

Material payments for those services are generally made in advance by the customer and recorded as contract liabilities until the related performance obligations are satisfied.

Contract assets are recognized in case the Group´s progress of completion of its performance obligations exceeds the amount of the payments received.

Milestone payments

Milestone payments for research and development are contingent upon the occurrence of a future event and represent a variable consideration. The Group usually estimates at contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; e.g. achieving a specific success in clinical development (or not).

The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Service Fees

Service fees for the assignment of personnel to research and development collaborations are recognized as revenues in the period the services were provided.

Technology access fees

Revenue from technology access fees is recognized over the related service period. Payments for technology access fees are generally paid in full or in parts in advance and recorded as contract liabilities until earned.

Licenses of intellectual property

The Group distinguishes between the right to use IP and the right to access IP. Revenue for a right-to-use license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing of a drug candidate or technology. In practice that means at the date of the sale or when the licensee gains effectively access.

Revenue from a right to access license of the intellectual property is recognized when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.

Royalties

The Group receives royalties generated from successful development. Those royalties are generally sales based with additional milestones payments depending on the underlying market or product. The revenue generated from royalties is recognized as the underlying sales occur when it is highly probable that the consideration will be received.

Financing component and time value of money

The Group does not enter into arrangements where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year or the cash consideration and the stand alone selling price differs significantly. Additionally, the Group does not consider any prepayments provided by the customer as financing components. Consequently, the Group does not adjust any of the transaction prices for the time value of money.

Contract assets

Contract assets correspond to amounts accrued or due by customers for work in progress depending on the stage of completion of the analysis/work performed. The Group regularly assesses the state of its billing operations and the level of payer’s reimbursements based on specific facts and circumstances and historical recoverability data in order to identify issues which may impact the collection.

Contract liabilities

A contract liability is the obligation of the Group to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration is due). If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group fulfills its contractual obligation. The Group´s contracts do not include financing components as all up-front consideration received are prepayments on service obligations.

Revenue from contributions

Revenue Recognition from Contributions

The Group receives private contributions for which the existence of an adequate exchange transaction for research projects serving the public good is refuted. A realization of revenue from contracts with customers is not possible. A private contribution exists for which a contribution revenue item is recognized.

The effect on profit or loss is immediate or occurs over the period in which the subsidized service is provided. A liability item must be recognized for a contribution that has already been received, but this is not a contractual obligation, but rather other liability. The reversal of the liability item is gross, i.e., as contribution revenue separately from the revenues.

-Revenue-

The following schedule entails detailed information about the Group’s revenues in the financial year 2024:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	553,963	183,431	737,394
Recharges*	38,578	—	38,578
Compound access fees	544	—	544
Milestone fees	2,871	—	2,871
Licenses	3,130	—	3,130
Total revenue from contracts with customers	599,086	183,431	782,517
Timing of revenue recognition
At a point in time	83,157	44,123	127,280
Over a period of time	515,929	139,308	655,237
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

* Comprises of material re-charges to the customer

The following schedule entails detailed information about Group’s revenues in the financial year 2023:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	619,437	107,492	726,929
Recharges*	37,561	—	37,561
Compound access fees	2,059	—	2,059
Milestone fees	4,785	—	4,785
Licenses	674	1	675
Total revenue from contracts with customers	664,516	107,493	772,009
Timing of revenue recognition
At a point in time	42,345	46,242	88,587
Over a period of time	622,171	61,251	683,421
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

* Comprises of material re-charges to the customer

The following schedule entails detailed information about Group’s revenues in the financial year 2022:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	630,627	42,809	673,436
Recharges*	44,436	—	44,436
Compound access fees	2,573	—	2,573
Milestone fees	17,499	567	18,066
Licenses	620	1,766	2,386
Total revenue from contracts with customers	695,755	45,142	740,897
Timing of revenue recognition
At a point in time	61,935	567	62,502
Over a period of time	633,820	44,575	678,395
Total revenue from contracts with customers	695,755	45,142	740,897
Revenue from contributions	6,265	4,286	10,551
Total Revenue	702,020	49,428	751,448

* Comprises of material re-charges to the customer

The transaction prices allocated to the remaining performance obligation (unsatisfied or partially unsatisfied) are as follows:

in k€	December 31, 2024	December 31, 2023	December 31, 2022
In the course of the year	319,381	571,825	405,710
After one year	620,863	335,427	158,068

As of 2024, unsatisfied or partially unsatisfied performance obligations relating to contracts with a duration of one year or less, or that are billed based on time incurred, are not disclosed in the table above. As a result, 2024 figures are not directly comparable with 2023 and 2022 reported numbers.

During the year 2024 no material revenue was recognized from performance obligations that were already completely fulfilled in prior reporting periods.

In 2024, two customers contributed more than 10% of consolidated revenue totaling € 256,691k, € 165,696k of which related to the Shared R&D segment and € 90,995k of which related to the Just - Evotec Biologics segment.

In 2023 and 2022, one customer contributed more than 10% of consolidated revenue totaling € 195,386k and € 138,737k, respectively, related to the Shared R&D segment.

-Contract Assets-

In the course of the reporting year, contract assets changed as follows:

In k€	2024	2023
Balance as of January 1	25,000	30,516
Additions	201,016	180,305
Reclassifications to Trade Receivables due to Invoicing	(181,469)	(185,754)
Translation differences and other	1,487	(67)
Balance as of December 31	46,034	25,000

As of December 31, 2024 and 2023, no risk provision was recorded given the creditworthiness of the customers with outstanding balances. The increase in the contract asset balance from December 31, 2023 to December 31, 2024 occurred in the normal course of business.

-Contract Liabilities-

As of December 31, 2024 and 2023, current and non-current contract liabilities mainly originated from the upfront payments relating to the contracts with Group’s largest customer in the amount of € 215,108k (December 31, 2023: € 202,238k) of which € 57,862k (December 31, 2023: € 49,153k) are classified as current contract liabilities.

	Current		Non-current
In k€	2024	2023	2024	2023
Balance as of January 1	97,587	122,921	155,287	206,136
Additions	220,121	203,826	94,574	—
Reduction due to Recognition of Revenue	(303,748)	(279,691)	—	—
Divestment of affiliates	(1,069)	—	—	—
Reclassification from non-current to current	93,181	50,849	(93,182)	(50,849)
Translation differences and other	526	(318)	—	—
Balance as of December 31	106,599	97,587	156,679	155,287